Annual Total Returns - Medical Technology and Devices Portfolio [BarChart] - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Medical Technology and Devices Portfolio - Medical Technology and Devices Portfolio-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(3.42%)
Annual Return 2012	15.62%
Annual Return 2013	41.30%
Annual Return 2014	26.70%
Annual Return 2015	7.11%
Annual Return 2016	8.68%
Annual Return 2017	26.57%
Annual Return 2018	16.20%
Annual Return 2019	29.56%
Annual Return 2020	30.04%